Revenue - Schedule of Revenue (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Revenue [Line Items]
Revenue	$ 17,440,594	$ 13,526,925	$ 16,841,170	$ 16,590,843
Point in time [Member]
Revenue [Line Items]
Revenue	17,440,594	13,526,925	16,841,170	16,590,843
Singapore [Member]
Revenue [Line Items]
Revenue	8,483,705	6,579,962	8,893,053	9,908,481
India [Member]
Revenue [Line Items]
Revenue	2,705,008	2,098,004	2,535,904	1,888,057
Philippines [Member]
Revenue [Line Items]
Revenue	1,857,001	1,440,290	1,726,758	1,691,615
Indonesia [Member]
Revenue [Line Items]
Revenue	1,176,069	912,159	1,336,092	664,870
Vietnam [Member]
Revenue [Line Items]
Revenue	616,064	477,819	631,956	548,697
Malaysia [Member]
Revenue [Line Items]
Revenue	463,989	359,870	570,774	512,917
Others [Member]
Revenue [Line Items]
Revenue	$ 2,138,758	$ 1,658,821	$ 1,146,633	$ 1,376,206